NOTES PAYABLE (Details Narrative) - USD ($)			2 Months Ended	6 Months Ended		12 Months Ended
	Apr. 01, 2023	Mar. 23, 2023	Mar. 01, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 18, 2022
Debt Disclosure [Abstract]
Debt instrument face amount								$ 78,260
Debt instrument periodic payment	$ 31,630		$ 5,000
Repayments of notes payable		$ 63,260			$ 78,260	$ 78,260
Notes payable